UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Gaming & Casino Fund

(Exact name of registrant as specified in charter)

 1920 Abrams Parkway #373, Dallas, Texas 75214

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

214-934-8160

Date of fiscal year end:

1/31

Date of reporting period:  10/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

GAMING AND CASINO FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)			October 31, 2006

% of Portfolio	Description	Shares	Value
83.68%	Common Stocks
2.53%	BEVERAGES
	Constellation Brands, Inc., Class A *	800	$ 21,992
	Fortune Brands, Inc.	300	23,085
			45,077

23.12%	CASINO HOTELS
	Boyd Gaming Corp.	800	31,576
	Harrah's Entertainment, Inc.	1,300	96,629
	Las Vegas Sands Corp. *	1,000	76,200
	MGM Mirage *	1,600	68,832
	Monarch Casino & Resort, Inc. *	1,400	31,052
	Station Casinos, Inc.	800	48,240
	Wynn Resorts, Ltd.	800	58,832
			411,361

0.99%	COMPUTERS
	Transact Technologies, Inc. *	2,300	17,664

2.74%	CRUISE LINES
	Carnival Corp.	500	24,410
	Royal Caribbean Cruises, Ltd.	600	24,300
			48,710

4.95%	ENTERTAINMENT SOFTWARE
	Activision, Inc. *	2,000	30,840
	Electronic Arts, Inc. *	500	26,445
	The9, Ltd. ADR *	1,300	30,693
			87,978

20.52%	GAMBLING (NON-HOTEL) AND RACETRACKS
	Century Casinos, Inc. *	4,000	41,320
	Dover Downs Gaming & Entertainment, Inc.	1,700	24,089
	Empire Resorts, Inc. *	3,700	31,450
	Isle of Capri Casinos *	1,500	37,650
	Lakes Entertainment, Inc. *	2,500	28,400
	Nevada Gold & Casinos, Inc. *	3,400	18,496
	Penn National Gaming, Inc. *	2,100	76,797
	Pinnacle Entertainment, Inc. *	2,400	72,624
	Youbet.com, Inc. *	8,100	34,263
			365,089

25.26%	GAMING SERVICES
	FortuNet, Inc. *	1,200	9,648
	GameTech International, Inc. *	2,000	19,900
	Gaming Partners International Corp.	1,200	24,372
	International Game Technology	2,400	102,024
	Multimedia Games, Inc. *	2,000	18,780
	Progressive Gaming International Corp. *	5,200	39,728
	Scientific Games Corp. *	2,100	58,863
	Shuffle Master, Inc. *	3,500	97,930
	VendingData Corp. *	10,000	25,100
	WMS Industries, Inc. *	1,500	52,995
			449,340

2.13%	INTERNET
	Cryptologic, Inc.	2,200	37,862

1.44%	RETAIL
	GameStop Corp., Class A *	500	25,530

	TOTAL COMMON STOCKS (Cost $1,438,595)		1,488,611

16.74%	SHORT-TERM INVESTMENTS
	Milestone Treasury Obligation Portfolio,
	to yield 5.15%, 11/1/06 (Cost $297,769)	297,769	297,769

100.42%	TOTAL INVESTMENTS (Cost $1,736,364) (a)		$ 1,786,380
-0.42%	OTHER ASSETS & LIABILITIES		(7,292)
100.00%	NET ASSETS		$ 1,779,088

	(a) Represents cost for financial reporting purposes
	and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation		$ 106,066
	Unrealized depreciation		(56,050)
	Net unrealized appreciation		50,016

	Aggregate cost for federal income tax purposes is $1,736,364

	* Non-Income producing security.
	ADR - American Depositary Receipt

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gaming & Casino Fund

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/27/06

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/27/06